Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
U.S. Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.13% , 11/15/27 ................... USD 466,531 $ 487,361,195
5.50% , 08/15/28 ................... 3,313 3,465,758
5.00% , 05/15/37 ................... 57,781 61,444,013
4.38% , 02/15/38 - 08/15/43 ............ 454,048 448,306,652
4.50% , 05/15/38 - 11/15/54 ............ 189,246 179,184,859
3.50% , 02/15/39 ................... 28,599 25,925,301
4.25% , 05/15/39 - 08/15/54 ............ 424,753 387,317,442
4.63% , 02/15/40 - 11/15/55 ............ 610,658 588,097,920
1.13% , 05/15/40 - 08/15/40 ............ 298,113 187,325,468
3.88% , 08/15/40 - 05/15/43 ............ 55,040 50,423,721
1.38% , 11/15/40 - 08/15/50 ............ 240,147 141,510,912
1.88% , 02/15/41 - 11/15/51 ............ 1,406,549 808,058,221
4.75% , 02/15/41 - 08/15/55 ............ 482,589 474,581,699
2.25% , 05/15/41 - 02/15/52 ............ 258,930 171,036,932
2.00% , 11/15/41 - 08/15/51 ............ 361,862 227,367,962
3.13% , 11/15/41 - 02/15/43 ............ 165,520 133,648,761
2.38% , 02/15/42 - 05/15/51 ............ 35,194 22,791,984
3.25% , 05/15/42 ................... 6,595 5,478,911
2.75% , 11/15/42 - 11/15/47 ............ 792,724 601,647,288
2.88% , 05/15/43 - 05/15/52 ............ 833,394 614,468,365
3.63% , 08/15/43 - 05/15/53 ............ 265,910 214,123,703
3.75% , 11/15/43 ................... 569,137 497,305,422
3.38% , 05/15/44 - 11/15/48 ............ 141,373 114,881,570
3.00% , 11/15/44 - 08/15/52 ............ 434,555 317,280,963
4.63% , 11/15/45
(a)
.................. 16,012 15,574,172
2.50% , 02/15/46 - 05/15/46 ............ 788,011 545,315,296
1.63% , 11/15/50 ................... 118,668 62,073,458
4.00% , 11/15/52 ................... 252,781 218,230,626
4.13% , 08/15/53 ................... 109,853 96,782,385
U.S. Treasury Bonds STRIPS
0.00% , 08/15/35 - 05/15/43
(b)
........... 165,832 94,926,441
U.S. Treasury Notes
4.50% , 07/15/26 - 11/15/33 ............ 603,875 619,342,022
1.88% , 07/31/26 - 02/15/32 ............ 391,345 354,385,089
1.25% , 11/30/26 - 08/15/31 ............ 896,788 841,795,948
4.25% , 11/30/26 - 08/15/35 ............ 1,493,699 1,506,388,112
4.38% , 12/15/26 - 05/15/34 ............ 839,034 855,768,313
4.00% , 01/15/27
(a)
.................. 1,032 1,036,526
2.25% , 02/15/27 - 11/15/27 ............ 987,066 968,774,221
4.13% , 02/15/27 - 11/15/32 ............ 1,877,648 1,895,986,645
2.50% , 03/31/27 ................... 67,148 66,348,390
3.88% , 03/31/27 - 08/15/34 ............ 2,290,184 2,285,903,707
2.75% , 04/30/27 - 08/15/32 ............ 1,213,725 1,183,721,405
3.75% , 04/30/27 - 10/31/32 ............ 1,103,898 1,102,470,024
2.38% , 05/15/27 - 05/15/29 ............ 644,224 622,122,263
4.50% , 05/15/27
(a)
.................. 161,818 163,733,471
0.50% , 05/31/27 - 10/31/27 ............ 356,969 341,879,692
2.63% , 05/31/27 - 07/31/29 ............ 1,448,654 1,406,947,612
4.63% , 06/15/27 - 02/15/35 ............ 501,396 514,893,409
3.25% , 06/30/27 - 06/30/29 ............ 61,044 60,778,790
0.38% , 07/31/27 ................... 69,772 66,594,103
3.13% , 08/31/27 - 08/31/29 ............ 1,150,859 1,136,097,193
3.63% , 08/31/27 - 12/31/30 ............ 1,067,975 1,063,283,115
3.38% , 09/15/27 - 05/15/33 ............ 837,194 823,580,660
3.50% , 09/30/27 - 02/15/33 ............ 1,760,564 1,743,932,901
0.63% , 12/31/27 - 08/15/30 ............ 676,733 616,874,541
0.75% , 01/31/28 ................... 17,253 16,333,443
4.00% , 02/29/28 - 11/15/35 ............ 2,660,803 2,670,927,899
2.88% , 05/15/28 - 05/15/32 ............ 775,552 755,071,927
1.00% , 07/31/28 ................... 231,495 217,415,402
1.13% , 08/31/28 ................... 21,976 20,657,923
1.38% , 10/31/28 - 11/15/31 ............ 2,420,844 2,125,765,130
1.50% , 11/30/28 - 02/15/30 ............ 465,306 435,152,377
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.50% , 12/15/28
(a)
.................. USD 21,240 $ 21,182,121
1.63% , 08/15/29 - 05/15/31 ............ 371,568 335,070,617
4.88% , 10/31/30 ................... 171,022 179,045,651
0.88% , 11/15/30 ................... 172,958 151,054,841
Total Long-Term Investments — 98 .7%
(Cost: $ 36,245,729,306 ) ............................ 34,966,252,883
Shares
Shares
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(c) (d) (e)
................. 258,048,523 258,048,523
Total Short-Term Securities — 0 .7%
(Cost: $ 258,048,523 ) .............................. 258,048,523
Total Investments — 99 .4%
(Cost: $ 36,503,777,829 ) ............................ 35,224,301,406
Other Assets Less Liabilities — 0.6% .................... 224,712,243
Net Assets — 100.0% ...............................
$ 35,449,013,649
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Treasury Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 143,201,699 $ 114,846,824
(a)
$ — $ — $ — $ 258,048,523 258,048,523 $ 941,981
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 34,966,252,883 $ — $ 34,966,252,883
Short-Term Securities
Money Market Funds ...................................... 258,048,523 — — 258,048,523
$ 258,048,523 $ 34,966,252,883 $ — $ 35,224,301,406
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities